CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income (loss) for the year	$ (128,931)	$ 138,040	$ 296,604
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	15,216	15,918	26,620
Accretion on convertible debenture	0	0	(8,772)
Deferred income tax recovery	49,284	54,586	(107,435)
Stock based compensation	59,404	140,042	151,480
Finder's fee revenue	0	0	(109,696)
Equity interest pick up	(166,735)	(144,257)	(13,897)
Gain on short term investment	(50,193)	0	(41,315)
Loss on dilution of CWN Capital	0	0	128,356
Changes in non-cash working capital items:
Accounts receivable	46,825	(91,634)	(109,805)
Prepaid expenses and deposits	(3,767)	(18,166)	8,391
Accounts payable and accrued liabilities	69,656	33,270	34,823
Income taxes	0	0	254
Deferred revenue	(42,449)	34,213	57,724
Net cash provided by (used in) operating activities	(151,690)	162,012	313,332
FINANCING ACTIVITIES
Short term loan	(602,610)	702,866	0
Due to related parties	(190,448)	130,417	(8,365)
Net cash provided by financing activities	(793,058)	833,283	(8,365)
INVESTING ACTIVITIES
Cash eliminated upon dilution of a subsidiary	0	0	(436,805)
Purchase of equipment	(1,726)	(1,084)	(1,786)
Short term investments	(19,944)	(172,886)	(500,821)
Net cash provided by (used in) investing activities	(21,670)	(173,970)	(939,412)
Effect of exchange rate changes on cash and cash equivalents	631	12,326	(86,628)
Increase (decrease) in cash and cash equivalents	(965,787)	833,651	(721,073)
Cash and cash equivalents, beginning of year	1,771,661	938,010	1,659,083
Cash and cash equivalents, end of year	805,874	1,771,661	938,010
Supplemental disclosure of cash flow information
Cash paid for interest, net of interest capitalized	0	0	2,500
Cash paid for income taxes	$ 0	$ 0	$ 0